Document And Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2020	Sep. 24, 2020	Dec. 31, 2019
Document Information Line Items
Entity Registrant Name	Kentucky First Federal Bancorp
Document Type	10-K
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		8,252,215
Entity Public Float			$ 23,700,000
Amendment Flag	false
Entity Central Index Key	0001297341
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	0-51176
Entity Incorporation, State or Country Code	KY
Entity Interactive Data Current	Yes